Long-Duration Insurance Contracts Relating to Life Insurance Operations (Tables)	12 Months Ended
Mar. 31, 2026
Liability for Future Policy Benefit, Activity [Line Items]
Schedule of Reconciliation of Liability For Future Policy Benefits
The following tables present balances of and changes in the liability for future policy benefits as of and for the fiscal year ended March 31, 2025 and 2026.

	Millions of yen
	March 31, 2025			March 31, 2026
Present value of expected net premiums	Yen-denominated insurance (First Sector)	Yen-denominated insurance (Third Sector)	Foreign currency denominated insurance	Yen-denominated insurance (First Sector)	Yen-denominated insurance (Third Sector)	Foreign currency denominated insurance
Beginning balance	¥873,038	¥1,306,719	¥389,664	¥855,431	¥1,162,214	¥345,932

Beginning balance at original discount rate	858,959	1,289,145	424,186	877,300	1,216,705	368,846

Effect of changes in cash flow assumptions	(9,660)	(7,648)	66	(19,239)	(18,434)	(17,187)
Effect of actual variances from expected experience	984	812	(3,193)	871	4,687	(1,017)

Adjusted beginning balance	850,283	1,282,309	421,059	858,932	1,202,958	350,642

Issuances	130,605	34,189	31,717	127,215	24,195	29,171
Interests	10,568	17,489	12,323	11,351	16,684	11,058
Net premium earned	(116,850)	(116,049)	(62,788)	(127,464)	(113,506)	(63,084)
Actual variances from cash flow assumptions	(437)	(770)	(1,231)	(936)	(665)	(589)
Derecognition	3,131	(463)	(27,567)	(3,720)	4,952	(10,539)
Effect of changes in foreign exchange rate	0	0	(4,667)	0	0	22,426

Ending balance at original discount rate	877,300	1,216,705	368,846	865,378	1,134,618	339,085

Effect of changes in discount rates	(21,869)	(54,491)	(22,914)	(61,982)	(135,569)	(15,470)

Ending balance	¥855,431	¥1,162,214	¥345,932	¥803,396	¥999,049	¥323,615

	Millions of yen
	2025			2026
Present value of expected future policy benefits	Yen-denominated insurance (First Sector)	Yen-denominated insurance (Third Sector)	Foreign currency denominated insurance	Yen-denominated insurance (First Sector)	Yen-denominated insurance (Third Sector)	Foreign currency denominated insurance
Beginning balance	¥1,565,877	¥1,844,599	¥447,081	¥1,511,436	¥1,659,960	¥442,939

Beginning balance at original discount rate	1,658,143	1,895,730	659,217	1,750,912	1,878,075	650,005

Effect of changes in cash flow assumptions	(10,284)	(8,470)	81	(20,056)	5,429	(20,141)

Adjusted beginning balance	1,647,859	1,887,260	659,298	1,730,856	1,883,504	629,864

Issuances	130,605	34,189	31,717	127,215	24,195	29,171
Interests	24,463	27,997	19,385	26,152	28,183	19,736
Insurance claims paid	(57,099)	(72,044)	(18,634)	(61,802)	(77,181)	(14,131)
Actual variances from cash flow assumptions	(9,571)	(8,287)	13,086	(9,699)	(2,030)	6,037
Derecognition	14,655	8,960	(46,693)	6,897	15,785	(19,310)
Effect of changes in foreign exchange rate	0	0	(8,154)	0	0	45,312

Ending balance at original discount rate	1,750,912	1,878,075	650,005	1,819,619	1,872,456	696,679

Effect of changes in discount rates	(239,476)	(218,115)	(207,066)	(449,036)	(527,974)	(201,355)

Ending balance	¥1,511,436	¥1,659,960	¥442,939	¥1,370,583	¥1,344,482	¥495,324

Net liability for future policy benefits	¥656,005	¥497,746	¥97,007	¥567,187	¥345,433	¥171,709
Deferred profit liabilities	61,448	74,962	37,340	74,053	66,559	52,683

Subtotal	717,453	572,708	134,347	641,240	411,992	224,392

Less: Reinsurance recoverable	196	0	0	162	0	0

The liability for future policy benefits, after reinsurance recoverable	¥717,257	¥572,708	¥134,347	¥641,078	¥411,992	¥224,392

Schedule of Policy Liabilities And Policy Account Balances In Statement of Financial Position
The following tables provide the breakdown of the policy liabilities and policy account balances recorded in the consolidated balance sheets as of March 31, 2025 and 2026:

	Millions of yen
	2025	2026
Yen-denominated insurance (First Sector)	¥717,257	¥641,078
Yen-denominated insurance (Third Sector)	572,708	411,992
Foreign currency denominated insurance	134,347	224,392

Subtotal	1,424,312	1,277,462

Policy account balances for single-payment whole life insurance	134,572	304,541
Fixed annuities and annuitization benefits	119,093	101,782
Policy account balances for variable annuity and variable life insurance contracts and market risk benefits	136,257	138,027
Others*	133,813	121,898

Total	¥1,948,047	¥1,943,710

*	Others include unearned premiums and liabilities for unpaid claims.

Schedule of Liability For Future Policy Benefit Expected Future Policy Benefit Undiscounted Before Reinsurance
The amount of undiscounted and discounted expected future gross premiums and expected future policy benefits and expenses as of March 31, 2025 and 2026 are as follows:

	Millions of yen
	2025		2026
	Undiscounted	Discounted	Undiscounted	Discounted
Yen-denominated insurance (First Sector)
Expected future gross premiums	¥1,551,749	¥1,362,111	¥1,567,367	¥1,297,608
Expected future policy benefits and expenses	2,532,638	1,511,436	2,621,312	1,370,583

Yen-denominated insurance (Third Sector)
Expected future gross premiums	2,456,942	2,003,392	2,293,632	1,713,873
Expected future policy benefits and expenses	2,552,133	1,659,960	2,637,437	1,344,482

Foreign currency denominated insurance
Expected future gross premiums	617,771	493,328	583,537	478,421
Expected future policy benefits and expenses	1,288,727	442,939	1,340,021	495,324

Schedule of Liability For Future Policy Benefit Gross Premiums And Interest Expense
The amounts of gross premiums and interest expense recognized in the consolidated statement of income for the fiscal year ended March 31, 2024, 2025 and 2026 are as follows:

	Millions of yen
	Fiscal Year ended March 31, 2024		Fiscal Year ended March 31, 2025		Fiscal Year ended March 31, 2026
	Gross premiums	Interest expense	Gross premiums	Interest expense	Gross premiums	Interest expense
Yen-denominated insurance (First Sector)	¥168,805	¥13,142	¥184,650	¥13,895	¥202,621	¥14,801
Yen-denominated insurance (Third Sector)	205,787	9,720	199,809	10,509	193,321	11,499
Foreign currency denominated insurance	82,332	5,243	87,400	7,062	90,734	8,679

Total	¥456,924	¥28,105	¥471,859	¥31,466	¥486,676	¥34,979

Schedule of Liability For Future Policy Benefit, Weighted Average Discount Rates
The weighted average discount rates for the liability for future policy benefits as of March 31, 2025 and 2026 are as follows:

	Weighted average rate
	2025	2026
Yen-denominated insurance (First Sector)
Weighted average of the original discount rates	1.8%	1.9%
Weighted average of the current discount rates	2.7	4.0

Yen-denominated insurance (Third Sector)
Weighted average of the original discount rates	1.7	1.7
Weighted average of the current discount rates	2.7	4.2

Foreign currency denominated insurance
Weighted average of the original discount rates	3.3	3.4
Weighted average of the current discount rates	5.9	6.0

Schedule of Liability For Future Policy Benefit, Weighted Average Duration
The weighted average duration of the liability for future policy benefit as of March 31, 2025 and 2026 are as follows:

	Years
	2025	2026
Yen-denominated insurance (First Sector)	35.1	30.6
Yen-denominated insurance (Third Sector)	32.5	34.2
Foreign currency denominated insurance	33.5	29.5

Schedule of Deferred Policy Acquisition Costs
The following tables present balances of and changes in the deferred policy acquisition costs as of and for the fiscal year ended March 31, 2025 and 2026:

	Millions of yen
	2025
	Yen-denominated insurance (First Sector)	Yen-denominated insurance (Third Sector)	Foreign currency denominated insurance	Single- payment whole life insurance	Total
Beginning balance	¥82,341	¥169,581	¥53,812	¥0	¥305,734

Capitalization	13,431	9,180	6,633	6,627	35,871
Amortization	(6,411)	(10,072)	(2,689)	(43)	(19,215)
Effect of changes in foreign exchange rate	0	0	(605)	(137)	(742)

Others*	0	0	0	(5,808)	(5,808)

Ending balance	¥89,361	¥168,689	¥57,151	¥639	¥315,840

	Millions of yen
	2026
	Yen-denominated insurance (First Sector)	Yen-denominated insurance (Third Sector)	Foreign currency denominated insurance	Single- payment whole life insurance	Total
Beginning balance	¥89,361	¥168,689	¥57,151	¥639	¥315,840

Capitalization	17,649	7,784	6,504	7,332	39,269
Amortization	(7,120)	(10,006)	(3,018)	(548)	(20,692)
Effect of changes in foreign exchange rate	0	0	4,278	917	5,195
Others*	0	0	0	(6,720)	(6,720)

Ending balance	¥99,890	¥166,467	¥64,915	¥1,620	¥332,892

*	Others include adjustments of reinsurance.

Schedule of Minimum Guaranteed Interest Rates
The following table presents policy account balances for single-payment whole life insurance and fixed annuity and annuitization benefits by range of minimum guaranteed interest rates as of March 31, 2025 and 2026.

	Millions of yen
	2025
Range of minimum guaranteed interest rates	Minimum guarantees	Above minimum guarantees
		50-150bp	150bp or more
0.00% - less than 1.50%	¥111,626	¥7,421	¥127,151
1.50 % or more	7,467	0	0
Total	¥119,093	¥7,421	¥127,151

	Millions of yen
	2026
Range of minimum guaranteed interest rates	Minimum guarantees	Above minimum guarantees
		50-150bp	150bp or more
0.00% - less than 1.50%	¥94,313	¥17,947	¥286,594
1.50% or more	7,469	0	0

Total	¥101,782	¥17,947	¥286,594

Schedule of Policy Account Balance And Market Risk Benefits
The following table provides information about policy account balances for variable annuity and variable life insurance contracts and market risk benefits as of and for the fiscal year ended March 31, 2025 and 2026:

	Millions of yen
	2025	2026
Beginning balance	¥167,207	¥136,257

Effect of changes other than through net income and other comprehensive income	(23,706)	(23,553)
Surrenders and withdrawals	(4,924)	(4,881)
Transfer in	(6,902)	(7,833)
Benefit payments	(11,851)	(10,748)
Others	(29)	(91)

Changes through net income	(7,292)	25,594
Effect of changes in fair value of corresponding investment assets	(3,538)	33,288
Fee income	(3,590)	(3,397)
Effect of changes in fair value of market risk benefits	(164)	(4,297)

Changes through other comprehensive income	48	(271)
Effect of changes in the instrument-specific credit risk	48	(271)

Ending balance	¥136,257	¥138,027

	Millions of yen
	2025	2026
Policy account balances	¥136,662	¥143,000
Market risk benefits	(405)	(4,973)

Total	¥136,257	¥138,027

Whole Life Insurance [Member]
Liability for Future Policy Benefit, Activity [Line Items]
Schedule of Balances of Policy Account
The following table provides information about single-payment whole life insurance for the fiscal year ended March 31, 2025 and 2026.

	Millions of yen
	2025	2026
Beginning balance	¥0	¥134,572

New contract	136,863	148,468
Surrenders and partial surrenders	(66)	(6,555)
Benefit payments and lump sum payments, etc.	(49)	(950)
Policy charges	(188)	(2,107)
Interests	1,072	11,793
Effect of changes in foreign exchange rate	(3,060)	19,320

Ending balance	¥134,572	¥304,541

	2025	2026
Weighted average guaranteed interest rate (%)	3.9	5.5
Benefits in excess of policy account balances (Millions of yen)	¥0	¥0
Cash surrender value (Millions of yen)	127,659	292,731

Fixed Annuity And Annuitization Benefits [Member]
Liability for Future Policy Benefit, Activity [Line Items]
Schedule of Balances of Policy Account
The following table provides information about fixed annuity and annuitization benefits for the fiscal year ended March 31, 2025 and 2026.

	Millions of yen
	2025	2026
Beginning balance	¥138,419	¥119,093

Transfer in	9,381	9,865
Surrenders and partial surrenders	(85)	(112)
Benefit payments and lump sum payments, etc.	(28,912)	(27,213)
Policy charges	(214)	(203)
Transfer out	(373)	(393)
Interests	895	786
Others	(18)	(41)

Ending balance	¥119,093	¥101,782

	2025	2026
Weighted average guaranteed interest rate (%)	0.7	0.7
Benefits in excess of policy account balances (Millions of yen)	¥0	¥0
Cash surrender value (Millions of yen)	113,492	96,433